Commitments (FY) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 28, 2024	Dec. 31, 2023	Dec. 31, 2022
Product Warranty Liability [Line Items]
Standard and extended product warranty accrual	$ 32	$ 34	$ 32
Purchase obligations		$ 182
Maximum
Product Warranty Liability [Line Items]
Standard and extended product warranty period	20 years	20 years